Financial risk management objectives and policies - Interest Rate Risk Narrative (Details) $ in Millions	12 Months Ended
	Mar. 29, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 29, 2020 USD ($)	Mar. 29, 2020 CNY (¥)	Jul. 18, 2019 CNY (¥)	May 10, 2019 CAD ($)	May 10, 2019 USD ($)	Mar. 31, 2019 USD ($)
Short-term borrowings and Revolving facility
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 0
Term loan
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 159,300,000	$ 152,400,000	$ 113.8			$ 151,700,000	$ 113.8	$ 113.8
Interest rate (as a percent)	5.10%		5.10%	5.10%
Term loan | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	$ 1,500,000	1,500,000
Short-term borrowings
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings | ¥				¥ 0	¥ 160,000,000
Short-term borrowings | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	100,000	0
Revolving facility
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	0
Revolving facility | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	$ 900,000	$ 600,000